As filed with the Securities and Exchange                      File No. 33-12723
Commission on March 10, 1999                                   File No. 811-5062

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 14

                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940

                                Amendment No. 17

                                 AETNA GET FUND
                                 --------------



             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:



     X           On June 1, 1999 pursuant to paragraph (a)(2) of Rule 485
    ---

                                                       Aetna GET Fund - Series E

                                                                      Prospectus


____________, 1999



Aetna GET Fund (Fund) is an open-end investment company authorized to issue multiple series of shares. This prospectus offers shares of Series E (GET E). GET E shares will be offered from June 15, 1999 through September 14, 1999, as a funding option under certain variable annuity contracts issued by Aetna Life Insurance and Annuity Company (Aetna).



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.



                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                TABLE OF CONTENTS


                                                                            Page

Investment Objective, Principal Investment Strategies and Risks................1
Other Considerations...........................................................4
Management of GET E............................................................4
Investments in, Exchanges and Redemptions from GET E...........................5
Tax Information................................................................6
Performance of a Similarly Managed Fund........................................7
Additional Information.........................................................8

Investment Objective, Principal Investment Strategies and Risks

Shares of GET E are offered to Aetna separate accounts that fund variable annuity contracts. GET E has both an Offering Period and a Guarantee Period. The Offering Period is the only time investors can invest in GET E. The Offering Period will run from June 15, 1999 through September 14, 1999. During the Offering Period all deposits made by investors will be invested exclusively in money market securities. Once the Offering Period terminates, the Guarantee Period begins. The Guarantee Period will run from September 15, 1999 through September 14, 2004 (Maturity Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below. Investors receive a guarantee from Aetna that on the Maturity Date, if they do not redeem their shares prior to the Maturity Date, they will receive no less than the value of their separate account investment directed to GET E, as of the last day of the Offering Period, adjusted for certain charges (Guarantee). Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

o Set forth below is a description of the investment objective, the principal investment strategies, and the principal risks associated with investing in GET E.
o Aeltus Investment Management, Inc. (Aeltus) serves as investment adviser of GET E.

Shares of GET E will rise and fall in value and you could lose money by investing in GET E if you redeem your shares prior to the Maturity Date. There is no guaranty that GET E will achieve its investment objective. An investment in GET E is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Investment Objective. GET E seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the Guarantee Period. There is no assurance that the Targeted Return will be achieved.

Principal Investment Strategies. Under normal market conditions, GET E allocates its assets among the following asset classes:

o Prior to September 15, 1999, all of GET E assets will be invested in money market instruments.
o On and after September 15, 1999, GET E assets will be allocated between the:
   o Equity Component, consisting primarily of common stocks; and the
   o Fixed Component, consisting primarily of short- to intermediate-term U.S. Government securities.

The Targeted Return is ______% per year over the Guarantee Period.

Equity Component Aeltus invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), other than Aetna Inc. common stock. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies in the U.S. selected by Standard and Poor's (S&P).

Aeltus manages the Equity Component by overweighting those stocks in the S&P 500 that it believes will outperform the S&P 500, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the S&P 500. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the Equity Component approximately 400 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Fixed Component Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature on the Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, particularly STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. The Fixed Component may also consist of corporate obligations which are rated at the time of purchase within one of the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB), or, if not so rated, are considered by Aeltus to be of comparable investment quality. The Fixed Component may also include money market instruments.

Asset Allocation Aeltus uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet or exceed the Targeted Return. The model evaluates a number of factors, including the then current market value of GET E, interest rates, market volatility, the Targeted Return and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on September 15, 1999 and evaluates the allocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component. As the value of the Equity Component declines, more assets are allocated to the Fixed Component.

Principal Risks. The principal risks of investing in GET E are those generally attributable to stock and bond investing. The success of GET E's strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because GET E invests in both stocks and bonds, GET E may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market price of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. STRIPS are likely to respond to changes in interest rates to a greater degree than do securities having similar maturities and credit quality. For corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If at the inception of, or any time during, the Guarantee Period interest rates are low, GET E assets may be largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. The effect of low interest rates on GET E would likely be more pronounced at the beginning of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, GET E assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component would likely occur to ensure that the Targeted Return would be achieved at the end of the Guarantee Period. Use of the Fixed Component reduces GET E's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Other Considerations

In addition to the principal investments, strategies and risks described above, GET E may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts. GET E may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. GET E uses futures primarily to increase exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Year 2000. The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to GET E and its shareholders. However, GET E understands that its key service providers, including but not limited to the investment adviser and its affiliates, transfer agent, custodian, and the broker-dealers through which its trades are executed, are taking steps to address the issue. The costs of these efforts will not affect GET E. The Year 2000 problem also may adversely affect the issuers in which GET E invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. GET E and its investment adviser will continue to monitor developments relating to this issue.

Closing the Fund. If GET E assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Fund's Board of Trustees (Board) reserves the right not to operate GET E in accordance with its Investment Objective and its Principal Investment Strategies. In that event, Aeltus will continue to invest GET E assets in money market instruments and Aetna will notify investors within 15 days after the end of the Offering Period that GET E is being discontinued. Investors will have 45 days following the end of the Offering Period to transfer their money from GET E. If at the end of the 45-day period, an investor does not make an election, his or her investment in GET E will be transferred to Aetna Money Market VP, a money market fund.

Management of GET E

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser of GET E. Aeltus is responsible for managing the assets of GET E in accordance with its investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees. For its services, Aeltus is entitled to receive an advisory fee, which is set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of GET E.

              Offering Period          %
              Guarantee Period         %

Portfolio Management. The following people are primarily responsible for the day-to-day management of GET E.

Equity Component. Geoffrey A. Brod, Portfolio Manager, Aeltus, manages the Equity Component. He has over 30 years of experience in quantitative applications and has over 11 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Fixed Component. Hugh T.M. Whelan, Portfolio Manager, Aeltus, manages the Fixed Component. Mr. Whelan joined the Aetna organization in 1989 and manages fixed-income portfolios employing different strategies.

Investments in, Exchanges and Redemptions from GET E

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply. The Fund has authorized the insurance company to receive purchase and redemption orders on its behalf.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been appointed a designee of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the orders by 9:30 a.m.
eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange.

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8 a.m. to 8 p.m. eastern time on those days.

The Fund may refuse to accept any purchase request, especially if as a result of such request, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Tax Information

GET E intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, GET E generally will not be subject to tax on its ordinary income and net realized capital gains.

GET E also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from GET E to the insurance company separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the year, December 31.

Both income dividends and capital gains distributions are paid by GET E on a per share basis. As a result, at the time of payment, the share price of GET E will be reduced by the amount of the payment.

Performance of a Similarly Managed Fund

GET E is recently organized and does not yet have a performance record. However, GET E has an investment objective and investment strategies substantially similar to a separate series of the Fund, GET C. Therefore, the performance of GET C is provided below.

The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by GET E to calculate its own performance. GET C performance data:

   o Was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses.
   o Reflects the deduction of the historical fees and expenses paid by GET C, and not those charged to GET E.

The performance information does not reflect the deduction of any fees or charges that are imposed by Aetna in connection with its sale of variable contracts. Had those fees and charges been deducted, performance would have been lower. Please refer to your contract prospectus for information pertaining to these fees and charges.

Investors should be mindful that the performance of GET E will be driven, to a great extent, by the allocation of assets between the Equity Component and the Fixed Component, and the performance of the equity and bond markets during the Guarantee Period. Investors should not expect that the initial or subsequent allocations of assets of GET E, or pertinent market conditions during GET E's Guarantee Period, will be similar to those in effect during GET C's Guarantee Period.

The following table shows average annual total returns for the period ended March 31, 1999 for GET C and its respective benchmark index. Investors should not consider the performance data of GET C to be an indication of the future performance of GET E.

GET C                     1 YEAR                    SINCE INCEPTION (12/17/96)

GET C                     %                         %
S&P 500 Index             %                         N/A

Additional Information

The SAI, which is incorporated by reference into this Prospectus, contains additional information about GET E and the Fund generally.

You may request free of charge the current SAI or other information about GET E, by calling 1-800-525-4225 or writing to:

                                 Aetna GET Fund
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-800-SEC-0330 to get information about the operations of the public reference room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-5062.

                                 AETNA GET FUND

                                    SERIES E

          Statement of Additional Information dated ____________, 1999


This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for Aetna GET Fund
(Fund), Series E (GET E). Capitalized terms not defined herein are used as defined in the Prospectus. Aetna GET Fund is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. Aetna GET Fund currently has authorized five series. This Statement applies to GET E.


A free copy of GET E's Prospectus is available upon request by writing to the Fund at: 151 Farmington Avenue, Hartford, Connecticut 06156, or by calling:
(800) 525-4225.

                               TABLE OF CONTENTS

GENERAL INFORMATION............................................................1
INVESTMENT OBJECTIVE AND RESTRICTIONS..........................................2
INVESTMENT TECHNIQUES AND RISK FACTORS.........................................3
OTHER CONSIDERATIONS...........................................................8
THE ASSET ALLOCATION PROCESS...................................................9
TRUSTEES AND OFFICERS OF THE FUND.............................................10
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................13
INVESTMENT ADVISORY AGREEMENT.................................................13
ADMINISTRATIVE SERVICES AGREEMENT.............................................13
CUSTODIAN.....................................................................14
TRANSFER AGENT................................................................14
INDEPENDENT AUDITORS..........................................................14
PRINCIPAL UNDERWRITER.........................................................14
BROKERAGE ALLOCATION AND TRADING POLICIES.....................................14
PURCHASE AND REDEMPTION OF SHARES.............................................16
NET ASSET VALUE...............................................................16
TAX STATUS....................................................................16
PERFORMANCE INFORMATION.......................................................17

                               GENERAL INFORMATION

Organization Aetna GET Fund was organized as a Massachusetts business trust on March 9, 1987. GET E currently operates under a Declaration of Trust (Declaration) dated March 9, 1987.

Capital Stock Shares of GET E have no preemptive or conversion rights. Each share has the same rights to share in dividends declared by GET E. Upon liquidation of GET E, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares of GET E are fully paid and nonassessable.

Shareholder Liability Aetna GET Fund is organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for the obligations of GET E, which is not true in the case of a corporation. The Declaration of GET E provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made by GET E shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by GET E. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Fund. The Board of Trustees (Board) intends to conduct the operations of GET E, with the advice of counsel, in such a way as to avoid, as much as possible, ultimate liability of the shareholders for liabilities of the Fund.

Voting Rights Shareholders of GET E are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select GET E for investment through their variable annuity contract (VA Contract) are not the shareholders of the Fund. The insurance companies who issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable VA Contract. Once the initial members of the Board are elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Board holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Board members then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meeting shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Board holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. A Trustee may be removed from office
(1) at any time by two-thirds vote of the Board; (2) by a majority vote of the Board where any Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of GET E, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

1940 Act Classification GET E is a diversified series of Aetna GET Fund, an open-end management investment company, as that term is defined under the Investment Company Act of 1940 (1940 Act). The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for GET E is to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period, the "Guarantee Period," from September 15, 1999 through September 14, 2004, the Maturity Date. In seeking to achieve its investment objective, GET E has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of GET E present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of GET E.

As a matter of fundamental policy, GET E will not:

     (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by GET E for its portfolio, GET E or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, GET E may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (4) Make loans, except that, to the extent appropriate under its investment program, GET E may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

     (5) Invest in commodity contracts, except that GET E may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

     (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of GET E, as described in the Prospectus.

Whenever any of the foregoing provisions states a maximum percentage of the assets of GET E which may be invested in any securities or other property, any excess of the actual percentage limitation shall be considered a violation of such restriction only if such excess exists immediately after the acquisition of such security or property and resulted in whole or in part from such acquisition.

GET E also has adopted certain other investment policies and restrictions reflecting the current investment practices of GET E, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, GET E will not:

     (1) Invest more than 5% of its total assets in the securities of any issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (2) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

     (3) Invest in companies for the purpose of exercising control or management.

     (4) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of GET E.

     (5) Concentrate its investments in any one industry except that GET E may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures and Other Derivative Instruments

GET E may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. GET E may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. GET E may also use derivative instruments for hedging purposes.

The following provides additional information about those derivative instruments GET E may use.

Futures Contracts GET E may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." GET E may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that GET E will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If GET E is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to GET E relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by GET E with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in GET E's futures contracts. A margin deposit is intended to assure GET E's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to GET E. These daily payments to and from GET E are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, GET E will mark-to-market the current value of its open futures contracts. GET E expects to earn interest income on its initial margin deposits.

When GET E buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

GET E may purchase and sell futures contracts under the following conditions:
(a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of GET E's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts CFTC regulations require that to prevent GET E from being a commodity pool, GET E enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, GET E expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts will not exceed 5% of GET E's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Interest Rate Swap Transactions Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by GET E under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, GET E's loss will consist of the net amount of contractual interest payments that GET E has not yet received. Aeltus will monitor the creditworthiness of counterparties to GET E's interest rate swap transactions on an ongoing basis. GET E will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between GET E and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Zero Coupon Securities and STRIPS

GET E may invest in zero coupon securities and STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. The market prices of zero coupon securities and STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Zero coupon securities issued by corporations are also subject to the risk that in the event of a default, GET E may realize no return on its investment.

Additional Risk Factors in Using Derivatives In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with GET E's transactions in derivatives.

Risk of Imperfect Correlation GET E's ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for GET E might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, GET E's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While GET E will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by GET E which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on GET E's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of GET E may be poorer than if it had not entered into any such contract. For example, if GET E has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, GET E will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if GET E has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for GET E.

Repurchase Agreements

GET E may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, GET E may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and GET E to resell the instrument at a fixed price and time, thereby determining the yield during the GET E's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of GET E. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from GET E. In that event, GET E may incur disposition costs in connection with liquidating the collateral, or a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, GET E's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of GET E.

Variable Rate Demand Instruments

GET E may invest in variable rate demand instruments. Variable rate demand instruments (including floating rate instruments) held by GET E may have maturities of more than one year, provided: (i) GET E is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. GET E will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, GET E might be unable to dispose of the note and a loss would be incurred to the extent of the default. GET E may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by GET E will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

Foreign Securities

GET E may invest in depositary receipts of foreign companies included in the S&P
500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

GET E may invest in real estate securities through interests in real estate investment trusts (REITs). REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Bank Obligations

GET E may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Illiquid Securities

GET E may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the total assets of GET E.

                              OTHER CONSIDERATIONS

Acceptance of Deposits During Guarantee Period

In extreme circumstances, Aetna reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

Year 2000

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna Inc."), is dependent on computer systems and applications to conduct its business. Aetna Inc. has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology ("IT") systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including
(i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year-end 1997, Aetna Inc., including Aeltus, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed year-end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the Fund.

Aeltus and the Fund also have relationships with broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna Inc. Aetna Inc., including Aeltus, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna Inc. and Aeltus have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on GET E, including, without limitation, its operation or the valuation of its assets.

In addition, the Year 2000 problem may adversely affect issuers in which GET E invests. For example, issuers may incur substantial costs to address the problem. Aeltus and GET E will continue to monitor developments relating to this issue.

                          THE ASSET ALLOCATION PROCESS

The initial allocation of the GET E assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. In periods of low interest rates, more assets have to be allocated to the Fixed Component. Aeltus will then monitor the allocation of GET E assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the Fixed Component performance is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of GET E to participate in any subsequent upward movement in the equity market would be limited.

The process of asset reallocation results in additional transaction costs such as brokerage commissions. To moderate such costs, Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                        TRUSTEES AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the direction of the Board. The Board and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). Trustees and officers hold the same positions with other investment companies in the same Fund Complex: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc.


--------------------------------------------------------------------------------------------------------------------
                                                                  Principal Occupation During Past Five Years (and
             Name,                      Position(s) Held             Positions held with Affiliated Persons or
        Address and Age                  With each Fund                 Principal Underwriters of the Fund)
--------------------------------------------------------------------------------------------------------------------
J. Scott Fox*                     Trustee and President          Director, Managing Director, Chief Operating
10 State House Square                                            Officer, Chief Financial Officer, Aeltus
Hartford, Connecticut                                            Investment Management, Inc., October 1997 to
Age 44                                                           present; Director and Senior Vice President,
                                                                 Aetna Life Insurance and Annuity Company,
                                                                 March 1997 to February 1998; Director,
                                                                 Managing Director, Chief Operating Officer,
                                                                 Chief Financial Officer and Treasurer,
                                                                 Aeltus, April 1994 to March 1997.
--------------------------------------------------------------------------------------------------------------------
Wayne F. Baltzer                  Vice President                 Vice President, Aeltus Capital, Inc., May 1998 to
10 State House Square                                            present.
Hartford, Connecticut
Age 55
--------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.           Trustee                        Professor, Middle Tennessee State University,
3029 St. Johns Drive                                             1991 to present.
Murfreesboro, Tennessee
Age 58
--------------------------------------------------------------------------------------------------------------------

Stephanie A. DeSisto              Vice President,                Vice President, Mutual Fund Accounting, Aeltus
10 State House Square             Treasurer and Chief            Investment Management, Inc., November 1995 to
Hartford, Connecticut             Financial Officer              present; Director, Mutual Fund Accounting, Aetna
Age 45                                                           Life Insurance and Annuity Company, August 1994
                                                                 to November 1995; Assistant Vice President,
                                                                 Investors Bank & Trust, January 1993 to August
                                                                 1994.
--------------------------------------------------------------------------------------------------------------------

Amy R. Doberman                   Secretary                      General Counsel, Aeltus Investment Management,
10 State House Square                                            Inc., February 1999 to present; Counsel, Aetna
Hartford, Connecticut                                            Life Insurance and Annuity Company, December 1996
Age 37                                                           to present; Attorney, Securities and Exchange
                                                                 Commission, March 1990 to November 1996.
--------------------------------------------------------------------------------------------------------------------



                                                      10


--------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti                 Trustee                        Manager/Attorney, Health Services, New York City
325 Piermont Road                                                Department of Mental Health, Mental Retardation
Closter, New Jersey                                              and Alcohol Services, 1973 to present.
Age 55
--------------------------------------------------------------------------------------------------------------------
David L. Grove                    Trustee                        Private Investor; Economic/Financial Consultant,
5 The Knoll                                                      December 1985 to present.
Armonk, New York
Age 81
--------------------------------------------------------------------------------------------------------------------
John Y. Kim*                      Trustee                        Director, President, Chief Executive Officer,
10 State House Square                                            Chief Investment Officer, Aeltus Investment
Hartford, Connecticut                                            Management, Inc., December 1995 to present;
Age 38                                                           Director, Aetna Life Insurance and Annuity Company,
                                                                 February 1995 to March 1998; Senior Vice President,
                                                                 Aetna Life Insurance and Annuity Company, September
                                                                 1994 to present.
--------------------------------------------------------------------------------------------------------------------
Sidney Koch                       Trustee                        Financial Adviser, self-employed, January 1993 to
455 East 86th Street                                             present.
New York, New York
Age 64
--------------------------------------------------------------------------------------------------------------------
Frank Litwin                      Vice President                 Managing Director, Aeltus Investment Management,
10 State House Square                                            Inc., August 1997 to present; Managing Director,
Hartford, Connecticut                                            Aeltus Capital, Inc., May 1998 to present; Vice
Age 49                                                           President, Fidelity Investments Institutional
                                                                 Services Company, April 1992 to August 1997.
--------------------------------------------------------------------------------------------------------------------
Shaun P. Mathews*                 Trustee                        Director, Vice President/Senior Vice President,
151 Farmington Avenue                                            Aetna Life Insurance and Annuity Company, March
Hartford, Connecticut                                            1991 to present; Director, Aetna Investment
Age 43                                                           Services, Inc., July 1993 to present; Senior
                                                                 Vice President, Aetna Investment Services,
                                                                 Inc., July 1993 to February, 1999.
--------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard                Trustee                        Dean of the Barney School of Business, University
556 Wormwood Hill                                                of Hartford (West Hartford, CT), August 1996 to
Mansfield Center, Connecticut                                    present; Professor, Accounting and Dean of the
Age 61                                                           School of Management, SUNY Binghamton
                                                                 (Binghamton, NY), August 1993 to August 1996
--------------------------------------------------------------------------------------------------------------------


                                                      11


--------------------------------------------------------------------------------------------------------------------
Richard G. Scheide                Trustee                        Trust and Private Banking Consultant, David Ross
11 Lily Street                                                   Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 70
--------------------------------------------------------------------------------------------------------------------

During the fiscal year ended December 31, 1998, members of the Board who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Funds. As of December 31, 1998, the unaffiliated members of the Board received compensation in the amounts included in the following table. No member of the Board was entitled to receive pension or retirement benefits.


--------------------------------------------------------------------------------------------------------------------------------
                         Aggregate     Aggregate      Aggregate     Aggregate     Aggregate      Aggregate          Total
   Name of Person      Compensation   Compensation  Compensation  Compensation   Compensation   Compensation    Compensation
      Position          from Aetna     from Aetna    from Aetna    from Aetna     from Aetna     from Aetna    from the Funds
                         Variable      Generation     Variable    Balanced VP, Income Shares  Variable Fund  and Fund Complex
                        Portfolios,   Portfolios,    Encore Fund      Inc.                                    Paid to Trustees
                           Inc.           Inc.
--------------------------------------------------------------------------------------------------------------------------------
Corine
Norgaard
Trustee
--------------------------------------------------------------------------------------------------------------------------------
Sidney Koch
Trustee
--------------------------------------------------------------------------------------------------------------------------------
Maria T.
Fighetti*
Trustee
--------------------------------------------------------------------------------------------------------------------------------
Richard G.
Scheide
Trustee,
Chairperson
Audit
Committee
--------------------------------------------------------------------------------------------------------------------------------
David L.
Grove*
Trustee,
Chairperson
Contract
Committee
--------------------------------------------------------------------------------------------------------------------------------
Albert E.
DePrince, Jr.
Trustee
--------------------------------------------------------------------------------------------------------------------------------

*During the fiscal year ended December 31, 1998, Ms. Fighetti and Dr. Grove elected to defer compensation in the amount of $__________ and $___________, respectively.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that GET E shares will be sold to Aetna and its affiliates and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. Aetna and its affiliates vote the shares that they own in these separate accounts in accordance with contract holders' directions. Undirected shares of GET E will be voted for each account in the same proportion as directed shares.

Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                          INVESTMENT ADVISORY AGREEMENT

The Fund entered into an investment advisory agreement (Advisory Agreement) appointing Aeltus as the investment adviser of GET E. Under the Advisory Agreement, and subject to the supervision of the Board, Aeltus has responsibility for supervising all aspects of the operations of GET E including the selection, purchase and sale of securities. Under the Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a subadviser. Aeltus is an indirect wholly-owned subsidiary of Aetna Inc., a publicly-owned holding company whose principal operating subsidiaries engage in the health benefits, insurance and financial services businesses in the U.S. and internationally.

The Advisory Agreement provides that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board of GET E and that GET E is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

The service mark of GET E and the name "Aetna" have been adopted by the Fund with the permission of Aetna Services, Inc. (ASI). Their continued use is subject to the right of ASI to withdraw this permission in the event Aeltus or another subsidiary or affiliate of Aetna Inc. should not be the investment adviser of GET E.

                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for GET E's operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodians and transfer agent; and (8) reporting to the Board.

Aeltus is the administrator for GET E. Aeltus has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for GET E.

Listed below is the administrative services fee Aeltus is entitled to receive on an annual rate based on average daily net assets of GET E:

                     Administrative Fee        Series Assets
                     ------------------        -------------
                     %                         on the first $5 billion
                     %                         on all assets over $5 billion

Aeltus is contractually obligated through the Maturity Date to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of GET E's other expenses in order to ensure that the Fund's total expense ratio does not exceed __% of GET E's average daily net assets.

                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258, serves as custodian for the assets of GET E. The custodian does not participate in determining the investment policies of GET E nor in deciding which securities are purchased or sold by GET E. GET E may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer agent and dividend-paying agent to GET E.

                              INDEPENDENT AUDITORS

_______________________, CityPlace II, Hartford, Connecticut 06103 serves as independent auditors to GET E. ______________ provides audit services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

Aetna has agreed to use its best efforts to distribute the shares as the principal underwriter of GET E pursuant to an Underwriting Agreement between it and the Fund. The Agreement was approved on ___________, 1999 to continue through December 31, 2000. The Underwriting Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of GET E's shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of Aetna, and who are not interested persons of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or Aetna or by vote of holders of a majority of GET E's shares without the payment of any penalty.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute GET E's portfolio transactions, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of GET E. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of GET E and other investment companies, services related to the execution of trades on behalf of GET E and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to GET E as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in GET E's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom GET E effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit GET E.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of GET E.

GET E has no present intention of effecting any brokerage transactions in portfolio securities with Aeltus or any other affiliated person.

GET E and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of GET E and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Board also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, GET E. The Code of Ethics allows trades to be made in securities that may be held by GET E. However, it prohibits a person from taking advantage of GET E trades or from acting on inside information. Aeltus also has adopted a Code of Ethics, which the Board reviews annually.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of GET E are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than the shareholder's costs, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by GET E within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by GET E or by Aetna.

                                 NET ASSET VALUE

Securities of GET E are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the mean of the last bid and asked price if current market quotations are not readily available. Short-term debt securities that have a maturity date of more than sixty days and long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities. Short-term debt securities maturing in sixty days or less at the date of purchase will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting GET E. No attempt is made to present a detailed explanation of the tax treatment of GET E and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of VA Contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

GET E has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year GET E does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of GET E's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of GET E's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of GET E's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

GET E intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that GET E may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for GET E including the total return, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for GET E will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in GET E over a period of one and five years (or, if Get E has not been in existence for such periods, up to the life of GET E), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = an average annual total return
n = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for GET E may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in GET E.



                                             Statement of Additional Information

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23.  Exhibits
------------------

     (a.1) Declaration of Trust(1)
     (a.2) Form of Amendment to Declaration of Trust (October 28, 1993)
     (a.3) Amendment to Declaration of Trust (June 18, 1996)(1)
     (a.4) Amendment to Declaration of Trust (July 19, 1996)(1)
     (a.5) Amendment to Declaration of Trust (September 24, 1998)(1)
     (a.6) Amendment to Declaration of Trust (________, 1999)*
     (b)   Amended and Restated By-laws(2)
     (c)   Instruments Defining Rights of Holders(3)
     (d) Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna GET Fund*
     (e) Underwriting Agreement between Aetna GET Fund and Aetna Life Insurance and Annuity Company(1)
     (f)   Trustees' Deferred Compensation Plan(1)
     (g.1) Custodian Agreement between Mellon Bank, N.A. and Aetna GET Fund(1) (g.2) Amendment to Custodian Agreement (November 24, 1993)(1)
     (g.3) Amendment to Custodian Agreement (August 26, 1996)(1)
     (g.4) Amendment to Custodian Agreement (September 29, 1998)(1)
     (g.5) Amendment to Custodian Agreement (________, 1999)*
     (h.1) Administrative Services Agreement between Aeltus and Aetna GET Fund
           (March 25, 1998)(1)
     (h.2) Amendment to Administrative Services Agreement between Aeltus and
           Aetna GET Fund (September 25, 1998)(1)
     (h.3) Amendment to Administrative Services Agreement between Aeltus and
           Aetna GET Fund (__________, 1999)*
     (i)   Opinion and Consent of Counsel
     (j)   Not applicable
     (k)   Not applicable
     (l)   Agreement Concerning Initial Capital(4)
     (m)   Not applicable
     (n)   Not applicable
     (o)   Not applicable
     (p.1) Power of Attorney (November 6, 1998)
     (p.2) Authorization for Signatures(5)

*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission on September 30, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission on June 14, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission on December 31, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 33-12723) as filed with the Securities and Exchange Commission on March 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

         Registrant is a Massachusetts business trust for which separate financial statements are filed. As of February 28, 1999, all of the Registrant's outstanding voting securities were held in the name of Aetna Life Insurance and Annuity Company ("Aetna").

         Aetna is an indirect wholly-owned subsidiary of Aetna Inc.

         Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates
         (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.


December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                 OWNERSHIP    PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                       CT(1)              Publicly Held                                Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.             CT(1)(*)           Aetna Inc.                      100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.       PA(1)(*)           Aetna Inc.                      100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity             Bermuda(1)(*)      Aetna Inc.                      100%         Insurance
 Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life                                                                                       Life and Health
Insurance Company                CT(1)(*)           Aetna Services, Inc.            100%         Insurance and
                                                                                                 Related Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement
Services, Inc.                   CT(1)(*)           Aetna Services, Inc.            100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.        CT(1)(*)           Aetna Services, Inc.            100%         Holding Company
                                                                                                 for International
                                                                                                 Subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health and                                                                                 Life and Health
Life Insurance Company           CT(1)(*)           Aetna Services, Inc.            100%         Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust I            DE(4)(*)           Aetna Services, Inc.            100%         Business Trust
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust II           DE(4)(*)           Aetna Services, Inc.            100%         Business Trust
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust III          DE(4)(*)           Aetna Services, Inc.            100%         Business Trust
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust IV           DE(4)(*)           Aetna Services, Inc.            100%         Business Trust
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.             CT(1)(*)           Aetna Services, Inc.            100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------

(1)Corporation                   (*)Fully Consolidated
(2)Partnership                   (**)One Line Consolidation
(3)Joint Venture                 (***)Not Consolidated
(4)Trust
(5)Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.           CT(1)(***)         Aetna Services, Inc.           100%(a)       Supports Charitable
                                                                                                 Scientific, Literary
                                                                                                 and Educational
                                                                                                 Activities
------------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine           U.K.(1)(***)       Aetna Services, Inc.           10%           Reinsurance
Re-Insurance Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Business                   CT(1)(*)           Aetna Services, Inc.           100%          Provides Business
Resources, Inc.                                                                                  Services to External
                                                                                                 Clients
------------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated         CT(1)(*)           Aetna Services, Inc.           100%          Shell Corp. for
                                                                                                 Interest in Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                CT(1)(*)           Aetna Services, Inc.           100%          Retail Specialty Store
------------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                 CT(1)(*)           Aetna Services, Inc.           100%          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.             DE(5)(*)           Aetna Services, Inc.            95%(b)       Finance - Limited
                                                                                                 Liability Company
------------------------------------------------------------------------------------------------------------------------------------
A.S.I. Wings, L.L.C.             DE(5)(*)           Aetna Services, Inc.           100%          General Business
                                                                                                 Corporation
------------------------------------------------------------------------------------------------------------------------------------
Aetna Realty
Investments I, Inc.              CT(1)(*)           Aetna Services, Inc.           100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I Limited       CT(2)(***)         Aetna Realty Investments I,     84%(c)       Real Estate Investment
Partnership                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent Corporation        DE(1)(*)           AUSHC Holdings, Inc.            55%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of            CT(1)(*)           PHPSNE Parent Corporation      100%          Health Care
Southern New England, Inc.
------------------------------------------------------------------------------------------------------------------------------------

--------

(a) Nonstock Corporation

(b) Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.

(c) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.              TX(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
                                                                                                 and Management
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc. - II         CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, L.L.C.            CT(5)(*)           Aetna Life Insurance Company    99%(d)       Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate                CT(1)(*)           Aetna Life Insurance Company   100%          Acquire, Develop and
Properties, Inc.                                                                                 Lease Real Estate
------------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                CT(1)(*)           Aetna Life Insurance Company   100%          Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment Company    CT(1)(*)           Aetna Life Insurance Company   100%          Assignment Company for
                                                                                                 Structured Settlements
------------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation           CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
                                                                                                 and Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional              CT(2)(**)          Aetna Life Insurance Company    13%(e)       Real Estate Investment
Investors I
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park         CA(2)(**)          Aetna Life Insurance Company    80%          Real Estate
Condominium Associates
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                 DE(1)(*)           Aetna Life Insurance Company   100%          General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.               DE(5)(*)           Aetna Life Insurance Company   99%(f)        General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
85 L.L.C.                        DE(5)(**)          etna Life Insurance Company    100%          General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------

--------

(d) CMBS Holdings, Inc.-II owns 1% of this Limited Liability Company.

(e) Aetna Real Estate Properties, Inc. is a 1% general partner.

(f) BPC Equity, Inc. owns 1% of this Limited Liability Company.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Affordable Housing, Inc.   CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.               CT(1)(*)           Aetna Life Insurance Company   100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.            DE(5)(*)           Aetna Life Insurance Company    99%(g)       Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.              DE(1)(*)           Aetna Life Insurance Company   100%          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
455 Market Street                CA(2)(**)          Aetna Life Insurance Company    90%(h)       Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A            CA(2)(**)          Aetna Life Insurance Company    50%(i)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8     CA(2)(**)          Aetna Life Insurance Company    50%(j)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9     CA(2)(**)          Aetna Life Insurance Company    50%(k)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10    CA(2)(**)          Aetna Life Insurance Company    50%(l)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11    CA(2)(**)          Aetna Life Insurance Company    50%(m)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14    CA(3)(**)          Aetna Life Insurance Company    60%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

--------

(g)  Bay Area Mall, Inc. owns 1% of this Limited Liability Company.

(h)  89% general partner and 1% limited partner.

(i) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(l) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(m) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle McDowell                DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
1111 Pasquinelli Dr. L.L.C.      DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
1400 Busch Parkway, L.L.C.       DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park          CT(2)(**)          Aetna Life Insurance Company    99%          Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership       IL(2)(**)          Aetna Life Insurance Company    62%          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Waterloo Associates Limited      NC(2)(**)          Aetna Life Insurance Company    99%(n)       Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Gables At Farmington             CT(2)(**)          Aetna Life Insurance Company    60%          Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Country Club Heights at          MA(2)(**)          Aetna Life Insurance Company    60%          Real Estate Investment
Woburn Associates
------------------------------------------------------------------------------------------------------------------------------------
Carlyle Club Apartments          DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Citation Club                    DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna Hills      CA(2)(**)          Aetna Life Insurance Company    68%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Harbor Business Park             CA(2)(**)          Aetna Life Insurance Company    99%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I        TX(2)(**)          Aetna Life Insurance Company    99%(o)       Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------

--------
(n) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

(o) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.        CT(1)(**)          Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I           TX(2)(**)          Aetna Life Insurance Company    99%(p)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II          TX(2)(**)          Aetna Life Insurance Company    99%(q)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited             CA(2)(**)          Aetna Life Insurance Company    80%          Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited             AZ(2)(**)          Aetna Life Insurance Company    80%          Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
900 North Stuart Street          DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Stuart Park Associates, L.L.C.   VA(5)(***)         900 North Stuart Street        50%           Real Estate Holding Company
                                                    Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.               CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.             CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.              CT(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southfield Partners              MD(2)(**)          Aetna Life Insurance Company    99%(r)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga         CA(2)(**)          Aetna Life Insurance Company    60%          Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
1010 Executive Court, L.L.C.     DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------

--------
(p) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(q) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(r) Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Becknell Properties              IL(2)(**)          Aetna Life Insurance Company    75%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
3365 Enterprise Avenue           DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Cherry Hill Investors L.L.C.     CT(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Village Green of                 MI(2)(**)          Aetna Life Insurance Company    99%(s)       Real Estate Investment
Madison Heights
------------------------------------------------------------------------------------------------------------------------------------
Centrum Associates               CA(2)(**)          Aetna Life Insurance Company    65%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates         AZ(2)(**)          Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates   AZ(2)(**)          Aetna Life Insurance Company    60%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited          CT(2)(**)          Aetna Life Insurance Company    75%          Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte   TX(2)(*)           Aetna Life Insurance Company    99%(t)       Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates    AZ(2)(**)          Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners I                TX(2)(*)           Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners II               TX(2)(**)          Aetna Life Insurance Company    50%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC         DE(5)(**)          Aetna Life Insurance Company    99%(u)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

--------

(s) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

(t) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(u) Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center          AZ(2)(**)          Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Canyon Springs Investment        TX(2)(**)          Aetna Life Insurance Company   100%(v)       Real Estate Holding Company
Partners L.P.
------------------------------------------------------------------------------------------------------------------------------------
Cambridgeside Galleria           MA(2)(**)          Aetna Life Insurance Company    50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Stamford Town Center             DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Rich-Taubman Associates          MA(2)(***)         Stamford Town Center            50%          Real Estate Holding Company
                                                    Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                 FL(2)(**)          Aetna Life Insurance Company    30%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor Hotel      MD(2)(*)           Aetna Life Insurance Company    99%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
737 North Michigan Avenue        DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus         DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
I L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited         WA(2)(**)          Aetna Life Insurance Company    91%(w)       Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Thace Associates                 MI(2)(**)          Aetna Life Insurance Company    25%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center   GA(2)(**)          Aetna Life Insurance Company    99%(x)       Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------

--------

(v) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.

(w) Aetna Life Insurance Company is a 90% general partner and a 1% limited partner.

(x) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center   GA(2)(**)          Aetna Life Insurance Company    99%(y)       Real Estate Investment
Phase II Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
777 Oak Lane, L.L.C.             DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.              DE(5)(**)          Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.    DE(1)(*)           Aetna Life Insurance Company   100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.                DE(5)(**)          Aetna Life Insurance Company    99%(z)       Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Central Trust Center             OH(2)(**)          Aetna Life Insurance Company    15%          Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
South Center I & II Investors    DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
South Center III & IV            DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
3360 Enterprise Avenue           DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
8909 Purdue Road                 DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Corporate Center II              DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Dakota McDowell                  DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus         DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors II L.L.C.
------------------------------------------------------------------------------------------------------------------------------------

--------

(y) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(z) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Meridian Business Campus         DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors III L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Mountain View Crossing           DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Parcel 6 Meridian Parkway        DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
The Vintage at Hyland Hills      DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
Investors L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Westlake Greens Apartments       DE(5)(***)         Aetna Life Insurance Company   100%          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center   CT(2)(**)          AE Fourteen, Inc.               50%          Cogeneration of Electrical Power
Cogeneration Associates
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of       CT(1)(*)           AHP Holdings, Inc.             100%          Insurance
Connecticut
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement                 CT(1)(*)           Aetna Retirement Services,     100%          Holding Company
Holdings, Inc.                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Adviser         CT(1)(*)           Aetna Retirement Holdings,     100%          Holding Company for Investment
Holding Company, Inc.                               Inc.                                         Adviser Companies
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance             CT(1)(*)           Aetna Retirement Holdings,     100%          Life Insurance, Pensions
and Annuity Company                                 Inc.                                         And Annuities
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retail Holding             CT(1)(*)           Aetna Retirement Holdings,     100%          Holding Company for Retail
Company, Inc.                                       Inc.                                         Distribution Companies
------------------------------------------------------------------------------------------------------------------------------------
Aetna Services Holding           CT(1)(*)           Aetna Retirement Holdings,     100%          Holding Company for Service
Company, Inc.                                        Inc.                                        Contract Companies
------------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits            CT(1)(*)           Aetna Services Holding         100%          Third Party Administrator
Administrators, Inc.                                Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment                CT(1)(*)           Aetna Investment Adviser       100%          Investment Advisor
Management, Inc.                                    holding Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency           CT(1)(*)           Aetna Retail Holding Company,  100%          Holding Company
Holdings Company, Inc.                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.  CT(1)(*)           Aetna Retail Holding Company,  100%          Distribute Securities Products
                                                    Inc.                                         - ALIAC and Outside Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.   CT(1)(*)           Aetna Retirement Holdings,     100%          Broker-Dealer and
                                                    Inc.                                         Investment Advisor
------------------------------------------------------------------------------------------------------------------------------------
FNI International, Inc.          CA(1)(*)           Aetna Retail Holding Company,  100%          Holding Company
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company          CT(1)(*)           Aetna Life Insurance and       100%          Write/Reinsure Life and
of America                                          Annuity Company                              Annuity Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.      MD(1)(**)          Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares              MA(4)(**)          Aetna Life Insurance and        99%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund       MA(4)(**)          Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                   MA(4)(**)          Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.  MD(1)(**)          Aetna Life Insurance and        99%(aa)      Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund              MA(4)(**)          Aetna Life Insurance and        98%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Generation                 MD(1)(**)          Aetna Life Insurance and       100%          Regulated Investment Company
Portfolios, Inc.                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.          MD(1)(**)          Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.          MD(1)(**)          Aetna Life Insurance and        39%(bb)      Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------

--------

(aa)  Aetna Life Insurance Company owns 1% of these funds.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.         MD(1)(**)          Aetna Life Insurance and        97%(cc)      Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment     CA(1)(*)           FNI International, Inc.        100%          Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of           MA(1)(*)           FNI International, Inc.        100%          Broker/Dealer
Massachusetts, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services, Inc.      CA(1)(*)           FNI International, Inc.        100%          Insurance Agency
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services            AL(1)(*)           FNI International, Inc.        100%          sale of life and health and
of Alabama, Inc.                                                                                 variable products
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services            NV(1)(*)           FNI International, Inc.        100%          To engage as an agent, managing
of Nevada, Inc.                                                                                  general agent broker in all
                                                                                                 classes of insurance
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment     HA(1)(*)           Financial Network Investment   100%          Insurance Agency and Insurance
Corporation of Hawaii                               Corporation                                  Broker
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management      Bermuda(1)(*)      Aeltus Investment Management,  100%          Holding Company
(Bermuda) Holdings Limited                          Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company             CT(1)(*)           Aeltus Investment Management,  100%          fiduciary powers re banking
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.             CT(1)(*)           Aeltus Investment Management,  100%          Broker-Dealer Related Functions
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment         Hong Kong(1)(**)   Aetna Investment Management     50%          Establish and Manage Collective
Management (Hong Kong) Limited                      (Bermuda) Holdings Limited                   Investment Scheme
------------------------------------------------------------------------------------------------------------------------------------

--------

(bb)  Non-voting interest.

(cc)  Aetna Life Insurance Company owns 3% of these funds.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.     CT(1)(*)           Aetna Insurance Agency         100%          Insurance agency for the marketing
                                                    Holdings Company, Inc.                       of registered and nonregistered
                                                                                                 insurance products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of        MA(1)(*)           Aetna Insurance Agency         100%          Insurance agency for the marketing
Massachusetts, Inc.                                 Holdings Company, Inc.                       of registered and nonregistered
                                                                                                 insurance products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency           AL(1)(*)           Aetna Insurance Agency         100%          Insurance agency for the marketing
of Alabama, Inc.                                    Holdings Company, Inc.                       of registered and nonregistered
                                                                                                 insurance products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency           Ohio(1)(*)         Aetna Insurance Agency          90%          Insurance agency for the marketing
of Ohio, Inc.                                       Holdings Company, Inc.                       of registered and nonregistered
                                                                                                 insurance products
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings     Hong Kong(1)(*)    Aetna International, Inc.      100%          Holding Company for Insurance and
(Hong Kong) I Limited                                                                            Financial Services
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Insurance        Bermuda(1)(**)     Aetna International, Inc.       50%          Life Disability and Employee
Company  (Bermuda) Ltd.                                                                          Benefits Ins. in H.K.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund         CT(1)(*)           Aetna International, Inc.      100%          Investment Management Services
Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman) Ltd.     Cayman(1)(**)      Aetna International, Inc.      100%          Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Argentina S.A.             Argentina(1)(*)    Aetna Holdings Cayman Limited  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.             CT(1)(*)           Aetna International, Inc.       80%          Dedicated Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company     CT(1)(*)           Aetna International, Inc.      100%          Life Insurance
of  America
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings     Hong Kong(1)(*)    Aetna International, Inc.      100%          Holding Company
(Hong  Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional y Compania,  Mexico(1)(**)      Aetna International, Inc.       64%(dd)      Holding Company
S. en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                       Chile(1)(*)        Aetna International, Inc.      100%          Holding Co.
------------------------------------------------------------------------------------------------------------------------------------
Arcella Limited                  Hong Kong(1)(*)    Aetna International, Inc.      100%          Investment & Holding Co. for
                                                                                                 Aetna's Asia Pacific Operations
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda    Bermuda(1)(*)      Aetna International, Inc.      100%          Insurance, Guaranteed and Indemnity
Limited                                                                                          Business
------------------------------------------------------------------------------------------------------------------------------------
Inversiones Mercantil Aetna,     Venezuela(1)(*)    Aetna International, Inc.       50%          Insurance Company
 C.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment           Taiwan(1)(*)       Aetna International, Inc.       80%          Holding Company
Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty          Netherlands        Aetna International, Inc.      100%          Finance Investment Company
International Finance N.V.       Antilles(1)(*)
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de     Brazil(1)(**)      Aetna International, Inc.       49%          Insurance
Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management      Australia(1)(*)    Aetna International, Inc.      100%          Stockbroking
(Australia) Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.     CT(1)(*)           Aetna International, Inc.      100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment      Taiwan(1)(*)       Aetna International, Inc.       80%          Securities Investment Advisor
Management (Taiwan) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated             CT(1)(*)           Aetna International, Inc.      100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Pacific-Aetna Life               PRC(3)(**)         Aetna International, Inc.       50%(ee)      Life Insurance
Insurance Co., LTD
------------------------------------------------------------------------------------------------------------------------------------

--------

(dd)  AE Five, Incorporated owns 36% of Aetna Internacional y Compania,
      S. en N.C. de C.V.

(ee) Aetna Life Insurnace Company owns 1% of Pacific - Aetna Life Insurnace Co. Ltd.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                 Argentina(1)(*)    Aetna International, Inc.      100%          Managing of Health Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                  Argentina(1)(*)    Aetna International, Inc..     100%          Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna MPF Limited                Hong Kong(1)(*)    Aetna International, Inc.      100%          Investment Management. & Advisory
                                                                                                 Services for Individual Clients and
                                                                                                 Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings Limited    Canada(1)(*)       Aetna International, Inc.      100%          Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management      Taiwan(1)(*)       Aetna International, Inc.       80%          Provide Non-Security Business and
(Taiwan) Limited                                                                                 Investment Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna International (N.Z.)       New Zealand(1)(*)  Aetna International, Inc.      100%          Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management      Hong Kong(1)(*)    Aetna International, Inc.      100%          Investment Holding Company
(F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Phillippine                Phillippine(1)(*)  Aetna International, Inc.      100%          Holding Company
Ventures, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.        Philippines(1)(*)  Aetna Philippine Ventures,     100%          Life Insurance
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.           Philippines(1)(*)  Aetna Life Insurance Inc.      100%          Insurance
------------------------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia Pacific)        Hong Kong(1)(**)   Aetna International Holdings    35%(ff)      Underwriter Casualty and
Insurance Ltd.                                      (Hong Kong) I Limited                        General Insurance in Hong Kong
                                                                                                 and Macau
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services         Hong Kong(1)(**)   East Asia Aetna Insurance      100%          Management services to associate
Company Limited                                     Company (Bermuda) Ltd.                       companies
------------------------------------------------------------------------------------------------------------------------------------
PT Aetna Life Insurance          Indonesia(1)(**)   Aetna Life Insurance Company    80%          Limited Liability Life Insurance
Indonesia                                           of America                                   Company
------------------------------------------------------------------------------------------------------------------------------------

--------

(ff) East Asia Aetna Insurance Company (Bermuda) Ltd. Owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia)            Malaysia(1)(*)     Aetna International Holdings    82%          Holding Company
 SDN. BHD.                                          (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal                  Malaysia(1)(*)     Daya Aetna (Malaysia)          100%          Individual Life, Home Service,
Insurance Berhad                                    SDN. BHD.                                    Group and General Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.            Taiwan(1)(*)       Aetna Heart Investment         100%          Trading Company - Marketing of
                                                    Holdings Limited                             Gifts and Souvenirs
------------------------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency          Taiwan(1)(*)       Aetna Heart Investment         100%          Administrative Support
Co., Ltd.                                           Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities             Taiwan(1)(*)       Aetna Heart Investment          20%          Securities Trading
Co., Ltd.                                           Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Publishing           Taiwan(1)(*)       Aetna Heart Investment         100%          Trading Company
Company Ltd.                                        Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Seguros Mercantil, C.A.          Venezuela(1)(*)    Inveriones Mercantil Aetna,    100%          Insurance Company
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands)              Netherlands(1)(*)  Aetna Life and Casualty        100%          Finance Company
Holdings B.V.                                       International Finance N.V.
------------------------------------------------------------------------------------------------------------------------------------
Travelguard Limited              Hong Kong(1)(*)    Blue Cross (Asia Pacific)      100%          Insurance Agent
                                                    Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Toursafe Limited                 Hong Kong(1)(*)    Blue Cross (Asia Pacific)      100%          Insurance Agent
                                                    Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Travelsafe Limited               Hong Kong(1)(*)    Blue Cross (Asia Pacific)      100%          Insurance Agent for its Ultimate
                                                    Insurance Ltd.                               Holding Company
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A. de C.V.    Mexico(1)(**)      Seguros Bancomer, S.A. de C.V.  50%(gg)      Administrative Services in
                                                                                                 Connection with Insurance Claims
------------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.            Mexico(1)(**)      Seguros Bancomer, S.A. de C.V.  50%(gg)      Services for Insureds for Hospitals
                                                                                                 Admissions and Claims Processing
------------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A. de C.V.   Mexico(1)(**)      Aetna Internacional Compania    49%          Insurance and Reinsurance Company
                                                    S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer S.A. de C.V.  Mexico(1)(**)      Aetna Internacional Compania    49%          Insurance Company
                                                    S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Seguros Monterrey Aetna, S.A.    Mexico(1)(**)      Aetna Internacional Compania    21%(hh)      Insurance and Reinsurance
                                                    S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey Aetna, S.A.    Mexico(1)(**)      Aetna Internacional Compania    21%(hh)      Issuance of Bonds
                                                    S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------

--------

(gg) Seguros Monterrey Aetna, S.A. owns 50% of the Multiasistencia, S.A. de C.V. and Meximed S.A. de C.V.

(hh)  Aetna International, Inc. and AE Five, Inc. own 14% each of
      Seguros Monterrey Aetna S.A. and Fianzas Monterrey Aetna S.A.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Centro Nacional de Servicios Y   Mexico(1)(**)      Seguros Monterrey Aetna, S.A.   70%          Operation Support Services Company
Operaciones S.A. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Centro de Capacitacion           Mexico(1)(**)      Seguros Monterrey Aetna, S.A.   99%          Trining Services Company
Monterrey, A.C.
------------------------------------------------------------------------------------------------------------------------------------
Futuro Familiar S.A. de C.V.     Mexico(1)(**)      Seguros Monterrey Aetna, S.A.   99%          Marketing of Financial Services &
                                                                                                 Products
------------------------------------------------------------------------------------------------------------------------------------
Corporativo Seguros S.A.         Mexico(1)(**)      Seguros Monterrey Aetna, S.A.   40%          Corporate Services Company
de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Operadora FMA S.A. de C.V.       Mexico(1)(**)      Fianzas Monterrey Aetna, S.A.   99%          Corporate Services Company
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos Para    Mexico(1)(**)      Aetna Internacional Compania    49%(ii)      Retirement Funds Management Company
el Retiro Bancomer,                                  S en N.C. de C.V.
S.A. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.        Mexico(1)(**)      Aetna Internacional Compania    49%          Legal Administration and Financial
                                                    S en N.C. de C.V.                            Services
------------------------------------------------------------------------------------------------------------------------------------
Asesores en Promocion            Mexico(1)(**)      Seguros Bancomer, S.A. de C.V.  33%(jj)      Marketing of Seguros
Segunomina S.A. de C.V.                                                                          Products/Payroll Discounts
------------------------------------------------------------------------------------------------------------------------------------
Inverval De Mexico S.A.          Mexico(1)(*)       Aetna Internacional Compania   100%          Holding Company
de C.V.                                             S en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
AE Five Compania S. de R.L.      Mexico(1)(*)       Aetna Ninernacional Compania   100%          Limited Limitability Company formed
de C.V.                                             S en N.C. de C.V.                            under Mex. Law for the purpose of
                                                                                                 issuing CPOs in Mexico.
------------------------------------------------------------------------------------------------------------------------------------

--------

(ii) Administradora de Fondos de Pensiones Santa Maria S.A. owns 16% of Administradora de Fondos Para el Retiro Bancomer, S.A. de C.V.

(jj) Seguros Monterrey Aetna, S.A. owns 34% and Pensiones Bancomer, S.A. de C.V. owns 33% of Agesores en Promocion Segunomina, S.A. de C.V.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros              Chile(1)(*)        Aetna S.A.                      98%          Casualty Insurance Company
Generales S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora de          Chile(1)(*)        Aetna S.A.                     100%          Real Estate Investment Trust
Fondos de Inversion S.A.                                                                         Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros              Chile(1)(*)        Aetna S.A.                     100%          Life Insurance Company
de Vida S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.             Chile(1)(*)        Aetna S.A.                     100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito Hipotecario S.A.   Chile(1)(*)        Aetna S.A.                     100%          Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------
Cruz-Blanca Isapre, S.A.         Chile(1)(*)        Aetna S.A.                      75%          Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Peru S.A.    Peru(1)(*)         Aetna S.A.                      86%(kk)      Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                 Chile(1)(*)        Aetna S.A.                      90%          Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de      Chile(1)(*)        Aetna Pensiones S.A.            71%          Pension Funds Management Company
Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria Internacional S.A.   Chile(1)(*)        Administradora de Fondos de    100%          Pension Administration
                                                    Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru S.A.        Peru(1)(**)        Santa Maria Internacional S.A.  66%(ll)      Investment
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de      Peru(1)(**)        Aetna Pensiones Peru S.A.       40%(mm)      Pension Funds Management Company
Pensiones Integra S.A.
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania             Peru(1)(*)         Aetna International Peru S.A.   34%          Insurance and Reinsurance
de Seguros S.A.
------------------------------------------------------------------------------------------------------------------------------------

--------

(kk)   Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros
       Generales S.A. have combined ownership of 14%.

(ll)   Aetna S.A. owns 34% of this company.

(mm)   Aetna Pensiones Peru S.A. owns 40% of this company.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre                Chile(1)(*)        Aetna Credito Hipotecario S.A.  99%(nn)        Real Estate Development
Marinano S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Previdencia          Brazil(1)(*)       Sul America Aetna Seguros de   100%          Pension
Privada                                             Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos             Brazil(1)(*)       Sul America Aetna Seguros de   100%          Health Administrator
Medicos S.A.                                        Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Clube Dos Executivos, S.A.       Brazil(1)(*)       Sul American Aetna Seguros de  100%          Life insurance sponsor
                                                    Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia           Brazil(1)(**)      Sul America Aetna Seguros de    22%          Pension
Privada S.A.                                        Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia            Brazil(1)(*)       Sul America Aetna Seguros de    51%          Insurance
de Segoros                                          Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management          Ontario(1)(*)      Aetna Canada Holdings Limited  100%          Managed Healthcare
Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Acceptance            Ontario(1)(*)      Aetna Canada Holdings Limited  100%          Provision of Financial Assistance
Corporation Limited                                                                              to Agents to Assist in Growth
                                                                                                 of Business
------------------------------------------------------------------------------------------------------------------------------------
Equinox Financial Group Inc.     Canada(1)(*)       Aetna Canada Holdings Limited   92%(oo)      Distributor of Life Insurance,
                                                                                                 Financial and Related  Products
------------------------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.              Canada(1)(*)       Aetna Canada Holdings Limited   70%(pp)      Marketing of Life Ins. and Related
                                                                                                 Products
------------------------------------------------------------------------------------------------------------------------------------

--------

(nn)  Aetna S.A. owns 1% of this company.

(oo) Aetna Life Insurance Company of Canada owns 8% of this corporation.

(pp)  Equinox Financial Group, Inc. owns 30% of this corporation.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company     Canada(1)(*)       Aetna Canada Holdings Limited  100%          Life, Accident and Sickness
 of Canada                                                                                       Insurance
------------------------------------------------------------------------------------------------------------------------------------
First Canadian Health            Canada(1)(**)      Aetna Health Management         49%          Managed Health Services
Management Corporation, Inc.                                   Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Canadian Corporate               Canada(1)(*)       Aetna Health Management         75%          Managed Health Services
Health Solutions Inc.                               Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Trillenium Investors             Canada(1)(*)       Equinox Financial Group Inc.    80%          Mutual Funds
Services Inc.
------------------------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.           British            Aetna Life Insurance Company   100%          Real Estate Acquisitions
                                 Columbia(1)(*)     of Canada
------------------------------------------------------------------------------------------------------------------------------------
Aetna Benefits Management, Inc.  Canada(1)(*)       Aetna Life Insurance Company   100%          Claims Administration and
                                                    of Canada                                    Actuarial Services
------------------------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties Limited  Ontario(1)(*)      Aetna Life Insurance Company   100%          Acquisition, Development
                                                    of Canada                                     and Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited           Canada(1)(*)       Aetna Life Insurance Company   100%          Acquisition, Development
                                                    of Canada                                    and Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Financial Life Assurance         Canada(1)(*)       Aetna Life Insurance Company   100%          Insurance company
Company of Canada                                              of Canada
------------------------------------------------------------------------------------------------------------------------------------
Eclipse Claims Services Inc.     Canada(1)(**)      Aetna Life Insurance Company    25%          Electronic Claims Adjudication
                                                    of Canada                                    Services
------------------------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision             Canada(1)(**)      Aetna Benefits Management,      20%          Provider of Ophthalmic, Service for
Services Inc.                                       Inc.                                         Four Major Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Churchill Office Park Limited    Canada(1)(**)      Mount-Batten Properties         45%          Real Estate Development of
                                                    Limited                                      Ottawa Site
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.) Limited      New Zealand(1)(**) Aetna International (N.Z)      100%          Health Insurance Underwriting
                                                    Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance (N.Z.)      New Zealand(1)(*)  Aetna Health (N.Z.) Limited    100%          Group Benefits/Pension Management
Limited
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs Limited (N.Z.)     New Zealand(1)(*)  Aetna Health (N.Z.) Limited    100%          Indemnity Health Insurance
------------------------------------------------------------------------------------------------------------------------------------
First Health                     New Zealand(1)(*)  Aetna Health (N.Z.) Limited    100%          Super Annuitization/Long Term Care
(New Zealand Limited)
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited             New Zealand(1)(*)  First Health (New Zealand)      50%          Buying and Managing Risk for
                                                    Limited                                      Publicly Funded Health Services
                                                                                                 and Providing Management Services
                                                                                                 and Infrastructure To its
                                                                                                 Network of Doctors
------------------------------------------------------------------------------------------------------------------------------------
Managed Care                     New Zealand(1)(*)  Human Affairs (NZ) Limited     100%          Long Term Care provider
New Zealand Limited
------------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited             Hong Kong(1)(*)    Aetna Investment Management    100%          Investment Management & Securities
                                                    (F.E.) Holdings Limited                      Trading
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management      Hong Kong(1)(*)    Aetna Investment Management    100%          Nominee Services Holding Assets of
(F.E.) Limited                                      (F.E.) Holdings Limited                      AIM F.E.'s Customers in Street Name
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities             Taiwan(1)(***)     Aetna Investment Management     20%          Securities Investment & Trust
Investment & Trust Co. Ltd.                         (F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment  Taiwan(1)(***)     PLJ Holdings Limited            20%          Investment Consulting Company
Consultant Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial        DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          Holding Company
Services, Inc.                                      (PA)
------------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.           DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          Holding Company
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.    DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO Management Company
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans, Inc.       DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          Holding Company
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental     PA(1)(*)           Aetna U.S. Healthcare Inc.     100%          Dental
Plan, Inc.                                          (PA)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental           NJ(1)(*)           Aetna U.S. Healthcare Inc.     100%          Dental
Plan, Inc.                                          (PA)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental           DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          Dental
Plan, Inc.                                          (PA)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company    NY(1)(*)           Aetna U.S. Healthcare Inc.     100%          Accident and Health Insurance
                                                    (PA)                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health                 PA(1)(*)           Aetna U.S. Healthcare Inc.     100%          Accident and Health Insurance
Insurance Company                                   (PA)                                         Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.          MD(1)(*)           Aetna U.S. Healthcare Inc.     100%          Utilization Review
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      NJ(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      NY(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      CT(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      MA(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
                                                    (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      DE(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
(DE)                                                (PA)
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            NH(1)(*)           Aetna U.S. Healthcare Inc.     100%          HMO
of New Hampshire, Inc.                              (PA)
------------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.         DE(1)(*)           U.S. Healthcare Financial      100%          DE Holding Company
                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.    DE(1)(*)           U.S. Healthcare Financial      100%          DE Holding Company
                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care    PA(1)(*)           U.S. Healthcare Financial      100%          Financial Services to Physicians
Systems, Inc.                                       Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care   PA(1)(*)           U.S. Healthcare Financial      100%          Inactive - other Medical Services
Systems, Inc.                                       Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.       PA(1)(*)           U.S. Healthcare Financial      100%          Ownership and Operation of
                                                    Services, Inc.                                Airplanes
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc. PA(1)(*)           U.S. Healthcare Financial      100%          Holding Company for Real Estate
                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.              DE(1)(*)           U.S. Healthcare Financial       98%          Software Development
                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
USHC Management Services         DE(1)(*)           U.S. Healthcare Financial      100%          Management and Financial Services
Corporation                                         Services, Inc.                               to Network Providers
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.  DE(1)(*)           Advent Investments, Inc.       100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment              DE(1)(*)           Advent Investments, Inc.       100%          Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.  DE(1)(*)           U.S. Healthcare Advantage,     100%          Holding Company
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health                 PA(1)(*)           Advent Financial Services,     100%          Third Party Administrator for
Administrators, Inc.                                Inc.                                         Self-Insured Plans
------------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.  DE(1)(*)           Advent Financial Services,     100%          Evaluation and Administration of
                                                    Inc.                                         Multiple Health Plans
------------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation         PA(1)(*)           Advent Financial Services,     100%          Shell
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.    PA(1)(*)           Advent Financial Services,     100%          Services to Analyze the Quality
                                                    Inc.                                          and Effectiveness of Medical Care
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.     PA(1)(*)           Advent Financial Services,     100%          Case Management and other Medical
                                                    Inc.                                         Management Services for Employers
                                                                                                 on Costs Related to Workers'
                                                                                                 Compensation Claims
------------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.        DE(1)(*)           Primary Holdings, Inc.         100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
United States Health Care        PA(1)(*)           Primary Investments, Inc.      100%          HMO
Systems of Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.       VA(1)(*)           Primary Investments, Inc.       26%(qq)      HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.            OH(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of the     NC(1)(*)           Primary Investments, Inc.      100%          HMO
Carolinas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Chickering Claims                MA(1)(**)          Primary Investments, Inc.       47%          Third Party Claims
Administrators, Inc.                                                                             Administration Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            GA(1)(*)           Primary Investments, Inc.       63%          HMO
of Georgia, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation           ND(1)(*)           Primary Investments, Inc.      100%          Inactive
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            AL(1)(*)           Primary Investments, Inc.      100%          HMO
of Alabama, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company    CT(1)(*)           Primary Investments, Inc.      100%          Accident and Health
                                                                                                 Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Inc.                       AL(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

--------

(qq)  Aetna Health Management, Inc. owns 74% of Aetna U.S. Healthcare,
      Inc. (VA)

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      MI(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      OK(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.            MO(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            DE(1)(*)           Primary Investments, Inc.      100%          Holding Company
Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.       WA(1)(*)           Primary Investments, Inc.      100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      CO(1)(*)           Aetna U.S. Healthcare          100%          HMO
                                                    Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      OH(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental     CA(1)(*)           Aetna Health Management, Inc.  100%          Provide Pre-Paid Dental Services
Plan  of California Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      FL(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.            DE(1)(*)           Aetna Health Management, Inc.  100%          Sponsors Health Information
                                                                                                 Service
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      TN(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            GA(1)(*)           Aetna Health Management, Inc.   37%(rr)      HMO
of Georgia, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care                NJ(1)(*)           Aetna Health Management, Inc.  100%          Dental Care
of New Jersey, Inc.
------------------------------------------------------------------------------------------------------------------------------------

--------

(rr)  Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of
      Georgia, Inc.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.             DE(1)(*)           Aetna Health Management, Inc.  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      VA(1)(*)           Aetna Health Management, Inc.   74%(ss)      HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the        NC(1)(*)           Aetna Health Management, Inc.  100%          HMO
Carolinas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      AZ(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care                TX(1)(*)           Aetna Health Management, Inc.  100%          HMO offering single health
of Texas, Inc.                                                                                   service plan- dental
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare            IL(1)(*)           Aetna Health Management, Inc.  100%          HMO
of Illinois,  Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care                KY(1)(*)           Aetna Health Management, Inc.  100%          Dental Plan Organization
of Kentucky, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central    PA(1)(*)           Aetna Health Management, Inc.  100%          HMO
and Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      TX(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.      LA(1)(*)           Aetna Health Management, Inc.  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.              TX(1)(*)           Aetna Health Management, Inc.   55%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.             PA(1)(*)           Aetna Health Plans of Central  100%          Third Party Administrator
                                                    and Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Government                 CA(1)(*)           Aetna Health Management, Inc.  100%          Sponsors Champus Business
Health Plans, Inc.
------------------------------------------------------------------------------------------------------------------------------------

--------

(ss)  Primary Investments, Inc. owns 26% of Aetna U.S. Healthcare, Inc.
      (VA)

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of         CA(1)(*)           Aetna Health Management, Inc.  100%          HMO
California, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans               NY(1)(*)           AUSHC Holdings, Inc.           100%          HMO
of New York, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans               NJ(1)(*)           AUSHC Holdings, Inc.           100%          HMO
of New Jersey, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life        TX(1)(*)           MED Southwest, Inc.            100%          Life and Health Insurer
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of North   TX(1)(*)           MED Southwest, Inc.            100%          HMO
Texas Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of the      OK(1)(*)           NYLCare Health Plans, Inc.     100%          Holding Company
Southwest (Oklahoma), Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lonestar Holding Co.             DE(1)(*)           NYLCare Health Plans, Inc.     100%          Holding Company

------------------------------------------------------------------------------------------------------------------------------------
NYLCare of Texas, Inc.           TX(1)(*)           NYLCare Health Plans, Inc.     100%          Management Company for PPO
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of          LA(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
Louisiana, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of          PA(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
One Liberty Plaza                DE(1)(*)           NYLCare Health Plans, Inc.     100%          Special Purpose Funding Entity
Holdings, Inc.                                                                                   for industrial Development Agency
                                                                                                 Transaction
------------------------------------------------------------------------------------------------------------------------------------
Benefit Panel Services, Inc.     CA(1)(*)           NYLCare Health Plans, Inc.     50%           Manages HMOs
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Dental Plans of the      TX(1)(*)           NYLCare Health Plans, Inc.     100%          Dental HMO
Southwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus Preferred Services of      IL(1)(*)           NYLCare Health Plans, Inc.     100%          PPO
Illinois, Inc.
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Sanus Preferred Providers        CA(1)(*)           NYLCare Health Plans, Inc.     100%          PPO
West, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus Northeast, Inc.            DE(1)(*)           NYLCare Health Plans, Inc.     100%          Management Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of the      TX(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
Southwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of the      IL(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
Midwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare of New England, Inc.     DE(1)(*)           NYLCare Health Plans, Inc.     100%          Management Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of          NY(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
New York, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of          NJ(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
New Jersey, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of          CT(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
Connecticut, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NYLCare of Connecticut, Inc.     CT(1)(*)           NYLCare Health Plans, Inc.     100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Preferred                MD(1)(*)           NYLCare Health Plans, Inc.     100%          PPO
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus of New York and            NY(1)(*)           NYLCare Health Plans, Inc.     100%          PPO
New Jersey, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sanus Dental Plan of N.J., Inc.  NJ(1)(*)           NYLCare Health Plans, Inc.     100%          Dental HMO
------------------------------------------------------------------------------------------------------------------------------------
The Ethix Corporation            DE(1)(*)           NYLCare Health Plans, Inc.     100%          Holding Company of PPO Network
------------------------------------------------------------------------------------------------------------------------------------
Aetna US Healthcare, Inc.        ME(1)(*)           NYLCare Health Plans, Inc.     100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
New York Life and Health         DE(1)(*)           NYLCare Health Plans, Inc.     100%          Reinsurance
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of the      MD(1)(*)           NYLCare Health Plans, Inc.      80%(tt)      HMO
Mid-Atlantic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Physicians Health Services,      MD(1)(*)           NYLCare Health Plans of the    100%          Physicians Independent Practice
Foundation, Inc.                                    Mid-Atlantic, Inc.                           Association
------------------------------------------------------------------------------------------------------------------------------------
Lone star Health Plan, Inc.      TX(1)(*)           Lonestar Holding Co.            90%(uu)      Holding Company
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Passport PPO of the      TX(1)(*)           NYLCare of Texas, Inc.         100%          PPO
Southwest, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BPS Health Plan Administrators   CA(1)(*)           Benefit Panel Services, Inc.   100%          Third Party Administrator
------------------------------------------------------------------------------------------------------------------------------------
VivaHealth, Incorporated         CA(1)(*)           Benefit Panel Services, Inc.   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of the      TX(1)(*)           Lonestar Health Plan, Inc.     100%          HMO
Gulf Coast, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ethix Northwest, Inc.            WA(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Northwest Public           WA(1)(*)           The Ethix Corporation          100%          Managed Care Services to Medicaid
Services, Inc.                                                                                             Recipients
------------------------------------------------------------------------------------------------------------------------------------
Ethix Pacific, Inc.              OR(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Risk Management, Inc.      OR(1)(*)           The Ethix Corporation          100%          Inactive Shell Corporation
------------------------------------------------------------------------------------------------------------------------------------
Ethix Midlands, Inc.             DE(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Great Lakes, Inc.          MI(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Mid-Rivers, Inc.           MO(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Mid-Atlantic, Inc.         PA(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------
Ethix Southwest, Inc.            TX(1)(*)           The Ethix Corporation          100%          PPO
------------------------------------------------------------------------------------------------------------------------------------

--------

(tt) Physicians Health Services Foundation, Inc. owns 20% of this company.

(uu)  NYLCare Health Plans, Inc. owns 10% of this company.

December 31, 1998

                                                    COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                          STATE              IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of         WA(1)(*)           Ethix Northwest, Inc.          100%          HMO
Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------






Item 25. Indemnification
------------------------

         Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed electronically on September 30, 1998, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires on October 1, 1999.

         Section XI.B of the Administrative Services Agreement, incorporated herein as Exhibit (h.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed electronically on September 30, 1998, provides for indemnification of the Administrator.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

         The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

         The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------------------------------------------------------------------------------------------------------------
Name                    Positions and Offices          Other Principal Position(s) Held
----                    with Investment Adviser        Since Oct. 31, 1996/Addresses*
                        -----------------------        ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John Y. Kim             Director, President, Chief     Director (February 1995--March 1998) -- Aetna Life Insurance and Annuity
                        Executive Officer, Chief       Company; Senior Vice President (since September 1994) -- Aetna Life Insurance
                        Investment Officer             and Annuity Company.

J. Scott Fox            Director, Managing             Vice President (since April 1997) -- Aetna Retirement Services, Inc.;
                        Director, Chief Operating      Director and Senior Vice President (March 1997 - February 1998)
                        Officer, Chief Financial       -- Aetna Life Insurance and Annuity Company; Managing Director, Chief
                        Officer                        Operating Officer, Chief Financial Officer, Treasurer (April 1994 - March
                                                       1997) -- Aeltus Investment Management, Inc.

Thomas J. McInerney     Director                       President (since August 1997) -- Aetna Retirement Services, Inc.; Director
                                                       and President (since September 1997) -- Aetna Life Insurance and Annuity
                                                       Company; Executive Vice President (since August 1997) -- Aetna Inc.; Vice
                                                       President, Strategy (March 1997 - August 1997) -- Aetna Inc.; Vice
                                                       President, Marketing and Sales (December 1996 - March 1997) -- Aetna U.S.
                                                       Healthcare; Vice President, National Accounts (April 1996 - December 1996)
                                                       -- Aetna U.S. Healthcare.

Catherine H. Smith      Director                       Chief Financial Officer (since February 1998) -- Aetna Retirement Services,
                                                       Inc.; Director, Senior Vice President and Chief Financial Officer (since
                                                       February 1998) -- Aetna Life Insurance and Annuity Company; Vice President,
                                                       Strategy, Finance and Administration, Financial Relations (September 1996 -
                                                       February 1998) -- Aetna Inc.

Lennart A. Carlson      Managing Director, Fixed       Managing Director (since January 1996) - Aeltus Trust Company.
                        Income Investments

Stephanie A. DeSisto    Vice President



------------------------------------------------------------------------------------------------------------------------------------
Name                    Positions and Offices          Other Principal Position(s) Held
----                    with Investment Adviser        Since Oct. 31, 1996/Addresses*
                        -----------------------        ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Amy R. Doberman         Vice President, General        Counsel (since December 1996) -- Aetna Life Insurance and Annuity Company;
                        Counsel and Secretary          Attorney (March 1990 to November 1996) -- Securities and Exchange Commission.

Steven C. Huber         Managing Director, Fixed       Managing Director (since August 1996) -- Aeltus Trust Company.
                        Income Investments

Brian K. Kawakami       Vice President, Chief          Chief Compliance Officer & Director (since January 1996) -- Aeltus Trust
                        Compliance Officer             Company; Chief Compliance Officer (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen             Managing Director,             Managing Director (since April 1996) -- Aeltus Trust Company; Managing
                        Product Development            Director (since August 1996) -- Aeltus Capital, Inc.

Frank Litwin            Managing Director,             Vice President, Strategic Marketing (April, 1992 - August, 1997) -- Fidelity
                        Retail Marketing and           Investments Institutional Services Company.
                        Sales

Kevin M. Means          Managing Director,             Managing Director (since August 1996) -- Aeltus Trust Company.
                        Equity Investments

L. Charles Meythaler    Managing Director,             Director (since July 1997) -- Aeltus Trust Company; Managing Director (since
                        Institutional Marketing        June 1997) -- Aeltus Trust Company; President (June 1993 - April 1997) -- New
                        and Sales                      England Investment Association.

Jeanne Wong-Boehm       Managing Director, Fixed       Managing Director (since August 1996) -- Aeltus Trust Company.
                        Income Investments

     *Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc. and Aetna Generation

         Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of
         America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b) The following are the directors and principal officers of the Underwriter:

Name and Principal              Positions and Offices                                                Positions and Offices
Business Address*               with Principal Underwriter                                           with Registrant
-----------------               --------------------------                                           ---------------

Thomas J. McInerney             Director and President                                               None
Shaun P. Mathews                Director and Senior Vice President                                   Trustee
Catherine H. Smith              Director, Senior Vice President and Chief Financial Officer          None
Robert D. Friedhoff             Senior Vice President                                                None
Steven A. Haxton                Senior Vice President                                                None
John Y. Kim                     Senior Vice President                                                Trustee
Deborah Koltenuk                Vice President, Treasurer and Corporate Controller                   None
Therese Squillacote             Vice President and Chief Compliance Officer                          None
Kirk P. Wickman                 Vice President, General Counsel and Corporate Secretary              None

*Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

     (c) Not applicable

Item 28. Location of Accounts and Records
-----------------------------------------

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services
----------------------------

         Not applicable.

Item 30. Undertakings
---------------------

         Not applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna GET Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 10th day of March, 1999.


                                                          AETNA GET FUND
                                                          --------------
                                                          Registrant

                                                    By    J. Scott Fox*
                                                          -------------------
                                                          J. Scott Fox
                                                          President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                Title                                           Date
---------                                -----                                           ----

J. Scott Fox*                            President and Trustee                        )
-------------------------------------    (Principal Executive Officer)                )
J. Scott Fox                                                                          )
                                                                                      )
Albert E. DePrince, Jr.*                 Trustee                                      )
-------------------------------------                                                 )
Albert E. DePrince, Jr.                                                               )
                                                                                      )
Maria T. Fighetti*                       Trustee                                      )
-------------------------------------                                                 )
Maria T. Fighetti                                                                     )
                                                                                      )  March
David L. Grove*                          Trustee                                      )  10, 1999
-------------------------------------                                                 )
David L. Grove                                                                        )
                                                                                      )
John Y. Kim*                             Trustee                                      )
-------------------------------------                                                 )
John Y. Kim                                                                           )
                                                                                      )
Sidney Koch*                             Trustee                                      )
-------------------------------------                                                 )
Sidney Koch                                                                           )
                                                                                      )
Shaun P. Mathews*                        Trustee                                      )
-------------------------------------                                                 )
Shaun P. Mathews                                                                      )
                                                                                      )
Corine T. Norgaard*                      Trustee                                      )
-------------------------------------                                                 )
Corine T. Norgaard                                                                    )
                                                                                      )


Richard G. Scheide*                      Trustee                                      )
-------------------------------------                                                 )
Richard G. Scheide                                                                    )
                                                                                      )
Stephanie A. DeSisto*                    Treasurer and Chief Financial Officer        )
-------------------------------------    (Principal Financial and Accounting Officer) )
Stephanie A. DeSisto                                                                  )


By: /s/ Amy R. Doberman
    ------------------------------
    *Amy R. Doberman
     Attorney-in-Fact

*Executed pursuant to Power of Attorney dated November 6, 1998 and filed herein as exhibit (p.1).

                                 Aetna GET Fund
                                  EXHIBIT INDEX

Exhibit No.    Exhibit                                                          Page
-----------    -------                                                          ----

99-(a.2)       Form of Amendment to Declaration of Trust (October 28, 1993)     ----------------------------

99-(i)         Opinion and Consent of Counsel                                   ----------------------------

99-(p.1)       Power of Attorney (November 6, 1998)                             ----------------------------